                   OPPENHEIMER DISCIPLINED ALLOCATION FUND
                   Supplement dated August 15, 2003 to the
 Statement of Additional Information dated December 23, 2002, Revised January
                                   15, 2003

The Statement of Additional Information is changed as follows:

1.    The Supplement dated July 18, 2003 is hereby withdrawn.

2.    The subheading  titled  "Futures" on page 23 is changed by replacing the first three paragraphs of with the following three paragraphs.

o     Futures. The Fund can buy and sell exchange-traded futures contracts that relate to (1) broadly-based stock indices ("stock index futures") (2) an individual stock ("single stock futures") (3)
      debt securities (these are referred to as "interest rate
      futures"), (4) other broadly- based securities indices (these are referred to as "financial futures"), (5) foreign currencies
      (these are referred to as "forward contracts"), (6) securities or
      (7) commodities (these are referred to as "commodity futures").

         A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

         An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with
      contracts typically not fungible among the exchanges.

3.    The section  captioned "Board of Directors and Oversight  Committees" on page 36 is hereby deleted and replaced as follows:

   Board of Directors and Oversight Committees. The Fund's parent corporation is governed by a Board of Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Director or to take other action described in the Fund's Articles of Incorporation.

                                                                        (over)
      The Board of Directors has an Audit Committee, a Regulatory & Oversight
   Committee, a Governance Committee, and a Proxy Committee.  The Audit
   Committee is comprised solely of Independent Directors.  The members of the Audit Committee are Edward Regan (Chairman), Kenneth Randall and
   Russell Reynolds. The Audit Committee held five meetings during the Fund's fiscal year ended October 31, 2002. The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor. The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent auditor concerning the Fund's internal accounting procedures, and controls and reviews reports of the Manager's internal auditor, among other duties as set forth in the Committee's charter.

      The members of the Regulatory & Oversight Committee are Robert Galli
   (Chairman), Joel Motley and Phillip Griffiths. The Regulatory & Oversight
   Committee held eight meetings during the Fund's fiscal year ended October
   31, 2002. The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment
   Advisory and Distribution Agreements, transfer and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law, among other duties as set forth in the Committee's charter.

      The members of the Governance Committee are Joel Motley (Acting
   Chairman), Phillip Griffiths and Kenneth Randall. The Governance Committee
   held no meetings during the Fund's fiscal year ended October 31, 2002. The
   Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, among other duties set forth in the Committee's charter.

      The members of the Proxy Committee are Edward Regan (Chairman), Russell
   Reynolds and John Murphy. The Proxy Committee held no meetings during the
   Fund's fiscal year ended October 31, 2002.  The Proxy Committee provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

4.    Effective March 31, 2003 and July 31, 2003, Mr. Benjamin Lipstein and
   Ms. Elizabeth Moynihan, respectively, retired from the Board I Funds.
   Therefore, the biographies for Mr. Lipstein and Ms. Moynihan on page 39 are deleted.

5.    In the Directors compensation table on pages 43 and 44, footnote number three is revised to read as follows:

3.    Effective January 1, 2003,  Clayton Yeutter became Chairman of the Board
         I Funds upon the retirement of Leon Levy.

6.    In the Directors compensation table on pages 43 and 44, the following footnote is added following the names of Mr. Lipstein and Ms. Moynihan:

      8. Effective March 31, 2003 and July 31, 2003, Mr. Lipstein and Ms.
         Moynihan, respectively, retired from the Board I Funds.

August 15, 2003
PX0205.013

                                   OPPENHEIMER VALUE FUND
                         Supplement dated August 15, 2003 to the
  Statement of Additional Information dated December 23, 2002, Revised January 15, 2003

The Statement of Additional Information is changed as follows:

1.    The Supplement dated July 18, 2003 is hereby withdrawn.

2.    The  subheading  titled  "Futures"  on pages 18 and 19 is changed by  replacing  the first three paragraphs of with the following three paragraphs.

o     Futures. The Fund can buy and sell exchange-traded futures contracts that relate to
      (1) broadly-based stock indices ("stock index futures") (2) an individual stock ("single stock futures") (3) debt securities (these are referred to as
      "interest rate futures"), (4) other broadly- based securities indices (these are referred to as "financial futures"), (5) foreign currencies (these are referred to as "forward contracts"), (6) securities or (7) commodities (these are referred to as "commodity futures").

         A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

         An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

3.    The section  captioned  "Board of Directors and Oversight  Committees" on page 32 is hereby deleted and replaced as follows:

   Board of Directors and Oversight Committees. The Fund's parent corporation is governed by a Board of Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Director or to take other action described in the Fund's Articles of Incorporation.

                                                                                    (over)
      The Board of Directors has an Audit Committee, a Regulatory & Oversight Committee,
   a Governance Committee, and a Proxy Committee.  The Audit Committee is comprised solely of Independent Directors.  The members of the Audit Committee are Edward Regan
   (Chairman), Kenneth Randall and Russell Reynolds. The Audit Committee held five meetings during the Fund's fiscal year ended October 31, 2002. The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor. The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent auditor concerning the Fund's internal accounting procedures, and controls and reviews reports of the Manager's internal auditor, among other duties as set forth in the Committee's charter.

      The members of the Regulatory & Oversight Committee are Robert Galli (Chairman),
   Joel Motley and Phillip Griffiths. The Regulatory & Oversight Committee held eight meetings during the Fund's fiscal year ended October 31, 2002. The Regulatory &
   Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements, transfer and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law, among other duties as set forth in the Committee's charter.

      The members of the Governance Committee are Joel Motley (Acting Chairman), Phillip
   Griffiths and Kenneth Randall. The Governance Committee held no meetings during the
   Fund's fiscal year ended October 31, 2002. The Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, among other duties set forth in the Committee's charter.

      The members of the Proxy Committee are Edward Regan (Chairman), Russell Reynolds
   and John Murphy. The Proxy Committee held no meetings during the Fund's fiscal year ended October 31, 2002.  The Proxy Committee provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

4.    Effective March 31, 2003 and July 31, 2003, Mr. Benjamin Lipstein and Ms. Elizabeth
   Moynihan, respectively, retired from the Board I Funds. Therefore, the biographies for
   Mr. Lipstein and Ms. Moynihan on page 35 are deleted.

5.    In the Directors compensation table on page 29, footnote number three is revised to read as follows:

3.    Effective  January 1, 2003,  Clayton  Yeutter  became  Chairman of the Board I Funds upon the retirement of Leon Levy.

6.    In the Directors compensation table on page 29, the following footnote is added following the names of Mr. Lipstein and Ms. Moynihan:

      8. Effective March 31, 2003 and July 31, 2003, Mr. Lipstein and Ms. Moynihan,
         respectively, retired from the Board I Funds.

August 15, 2003                                                            PX0375.010